MINERAL PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	$ 795,645
Cost at end of period	1,240,630	$ 795,645
Exploration and evaluation assets	6,278	12,754
Assets under construction	808,849	424,402
Borrowing costs capitalized	36,550	14,817
Property, plant and equipment including right-of-use assets	1,240,630	795,645
Land, building, plant & equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	227,483
Cost at end of period	292,579	227,483
Exploration and evaluation assets	0	0
Assets under construction	0	0
Property, plant and equipment including right-of-use assets	292,579	227,483
Operating mine mineral interests
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	131,007
Cost at end of period	132,925	131,007
Exploration and evaluation assets	0	0
Assets under construction	0	0
Property, plant and equipment including right-of-use assets	132,925	131,007
Development projects and Exploration & evaluation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	437,155
Cost at end of period	815,126	437,155
Exploration and evaluation assets	6,278	12,754
Assets under construction	808,849	424,402
Property, plant and equipment including right-of-use assets	815,126	437,155
Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	980,276	736,209
Additions	462,815	227,533
Transfers	0	0
Environmental obligations, change of estimate	53,913	16,534
Cost at end of period	1,497,004	980,276
Property, plant and equipment including right-of-use assets	1,497,004	980,276
Cost | Right-of-use assets
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	27,100
Cost at end of period	18,000	27,100
Property, plant and equipment including right-of-use assets	18,000	27,100
Depreciation	11,100	5,600
Cost | Land, building, plant & equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	364,922	288,932
Additions	26,119	61,980
Transfers	54,568	0
Environmental obligations, change of estimate	37,511	14,010
Cost at end of period	483,120	364,922
Property, plant and equipment including right-of-use assets	483,120	364,922
Cost | Operating mine mineral interests
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	178,199	174,262
Additions	0	2,000
Transfers	20,559	1,937
Environmental obligations, change of estimate	0	0
Cost at end of period	198,758	178,199
Property, plant and equipment including right-of-use assets	198,758	178,199
Cost | Development projects and Exploration & evaluation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	437,155	273,015
Additions	436,696	163,553
Transfers	(75,127)	(1,937)
Environmental obligations, change of estimate	16,402	2,524
Cost at end of period	815,126	437,155
Property, plant and equipment including right-of-use assets	815,126	437,155
Accumulated depreciation and amortization and impairment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	(184,631)	(135,649)
DDA	(71,743)	(48,982)
Cost at end of period	(256,374)	(184,631)
Property, plant and equipment including right-of-use assets	(256,374)	(184,631)
Accumulated depreciation and amortization and impairment | Land, building, plant & equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	(137,439)	(100,879)
DDA	(53,102)	(36,560)
Cost at end of period	(190,541)	(137,439)
Property, plant and equipment including right-of-use assets	(190,541)	(137,439)
Accumulated depreciation and amortization and impairment | Operating mine mineral interests
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	(47,192)	(34,770)
DDA	(18,641)	(12,422)
Cost at end of period	(65,833)	(47,192)
Property, plant and equipment including right-of-use assets	(65,833)	(47,192)
Accumulated depreciation and amortization and impairment | Development projects and Exploration & evaluation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Cost at beginning of period	0	0
DDA	0	0
Cost at end of period	0	0
Property, plant and equipment including right-of-use assets	$ 0	$ 0